MARKETABLE SECURITIES HELD IN TRUST ACCOUNT	9 Months Ended
Dec. 31, 2023
Deep Medicine Acquisition Corp [Member]
MARKETABLE SECURITIES HELD IN TRUST ACCOUNT

Note 5 - Marketable Securities Held in Trust Account

At December 31, 2023, substantially all of the assets held in the Trust Account were held in money market funds, which are invested primarily in U.S. Treasury securities. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in interest earned on marketable securities held in Trust Account in the accompanying statements of operations. The estimated fair values of investments held in Trust Account are determined using available market information. As of December 31, 2023 and March 31, 2023, the marketable securities held in the Trust Account were $6,703,330 and $9,160,803, respectively.